As filed with the Securities and Exchange Commission on 8/29/19

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(414) 765-6872
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2019

Date of reporting period:  June 30, 2019

Item 1. Schedules of Investments.

Chase Growth Fund
Schedule of Investments
at June 30, 2019 (Unaudited)

Shares	COMMON STOCKS - 96.8%	Value
	Auto/Auto Parts - 3.8%
2,510	AutoZone, Inc. *	$2,759,670

	Broadcast Media - 2.6%
43,448	Comcast Corp. - Class A	1,836,981

	Brokerage - 1.5%
13,590	LPL Financial Holdings, Inc.	1,108,536

	Building - 3.1%
16,437	Vulcan Materials Co.	2,256,964

	Computer - Networking - 2.5%
33,150	Cisco Systems, Inc.	1,814,300

	Computer Software - 8.2%
10,170	Adobe Systems, Inc. *	2,996,590
21,685	Microsoft Corp.	2,904,923
		5,901,513
	Conglomerates - 4.7%
9,693	Carlisle Companies, Inc.	1,360,994
11,570	Honeywell International, Inc.	2,020,006
		3,381,000
	Defense - 3.6%
7,105	Lockheed Martin Corp.	2,582,952

	Drugs - Proprietary - 6.3%
15,255	Merck & Co., Inc.	1,279,132
28,720	Zoetis, Inc.	3,259,433
		4,538,565
	Electrical Equipment - 3.1%
8,015	Lennox International, Inc.	2,204,125

	Electrical Instruments - 2.2%
5,340	Thermo Fisher Scientific, Inc.	1,568,251

	Finance/Information Services - 20.7%
15,357	Euronet Worldwide, Inc. *	2,583,662
24,220	Fiserv, Inc. *	2,207,895
12,680	MasterCard, Inc. - Class A	3,354,241
18,540	PayPal Holdings, Inc. *	2,122,088
20,765	Visa, Inc. - Class A	3,603,766
7,955	Worldpay, Inc. - Class A *	974,885
		14,846,537
	Financial Services - Diversified - 4.9%
17,430	American Express Co.	2,151,559
17,270	Discover Financial Services	1,339,979
		3,491,538
	Food - 2.8%
19,170	Post Holdings, Inc. *	1,993,105

	Health Care Services - 2.6%
11,512	IQVIA Holdings, Inc. *	1,852,281

	Internet Retail - 4.3%
1,610	Amazon.com, Inc. *	3,048,744

	Medical Products - 2.1%
4,510	Teleflex, Inc.	1,493,487

	Metals - Precious - 2.2%
36,060	Kirkland Lake Gold Ltd. +	1,547,695

	Railroad - 3.0%
28,270	CSX Corp.	2,187,250

	Restaurants - 2.6%
16,665	Yum! Brands, Inc.	1,844,316

	Retail - Discount - 3.7%
19,480	Dollar General Corp.	2,632,917

	Telecommunication Equipment - 3.3%
247,460	Telefonaktiebolaget LM Ericsson - ADR	2,350,870

	Wireless Telecommunication - 3.0%
28,745	T-Mobile US, Inc. *	2,131,154

	TOTAL COMMON STOCKS (Cost $48,973,289)	69,372,751

	SHORT-TERM INVESTMENTS - 3.3%
2,379,713	Invesco STIT Treasury Portfolio - Institutional Class, 2.22% #	2,379,713
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,379,713)	2,379,713

	Total Investments in Securities (Cost $51,353,002) - 100.1%	71,752,464
	Liabilities in Excess of Other Assets - (0.1)%	(76,544)
	NET ASSETS - 100.0%	$71,675,920

ADR	American Depository Receipt
*	Non-income producing security.
+	U.S. traded security of a foreign issuer.
#	Rate shown is the 7-day annualized yield as of June 30, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Chase Mid-Cap Growth Fund
Schedule of Investments
at June 30, 2019 (Unaudited)

Shares	COMMON STOCKS - 96.8%	Value
	Aerospace & Aircraft - 3.5%
9,670	Hexcel Corp.	$782,110

	Apparel - 3.0%
17,380	Gildan Activewear, Inc. +	672,258

	Asset Management - 2.9%
19,870	Federated Investors, Inc. - Class B	645,775

	Auto/Auto Parts - 1.8%
355	AutoZone, Inc. *	390,312

	Brokerage - 2.5%
6,640	LPL Financial Holdings, Inc.	541,625

	Building - 3.5%
5,705	Vulcan Materials Co.	783,354

	Building Products - 3.2%
7,370	Armstrong World Industries, Inc.	716,364

	Business Services - 6.5%
3,744	MSCI, Inc.	894,030
8,025	TriNet Group, Inc. *	544,095
		1,438,125
	Computer Software - 5.0%
6,330	EPAM Systems, Inc. *	1,095,723

	Conglomerates - 3.0%
4,790	Carlisle Companies, Inc.	672,564

	Electrical Equipment - 3.2%
2,570	Lennox International, Inc.	706,750

	Electrical Instruments - 2.3%
5,704	Keysight Technologies, Inc. *	512,276

	Engineering & Construction - 1.9%
8,030	MasTec, Inc. *	413,786

	Finance/Information Services - 8.5%
5,600	Euronet Worldwide, Inc. *	942,144
5,833	Global Payments, Inc.	934,038
		1,876,182
	Financial Services - Mortgage Related - 3.9%
30,360	NMI Holdings, Inc. - Class A *	861,920

	Food - 1.8%
3,725	Post Holdings, Inc. *	387,288

	Footwear - 2.8%
3,550	Deckers Outdoor Corp. *	624,693

	Health Care Services - 2.2%
4,145	LHC Group, Inc. *	495,659

	Information Services - 3.0%
17,285	PagSeguro Digital Ltd. - Class A * +	673,596

	Insurance - Property/Casualty/Title - 5.5%
6,290	Kemper Corp.	542,764
8,890	Selective Insurance Group, Inc.	665,772
		1,208,536
	Leisure Time - 2.8%
8,499	Planet Fitness, Inc. - Class A *	615,668

	Medical Products - 1.8%
1,190	Teleflex, Inc.	394,069

	Medical Systems/Equipment - 4.2%
11,890	Bruker Corp.	593,906
3,276	Hill Rom Holdings, Inc.	342,735
		936,641
	Metals - Precious - 3.5%
18,030	Kirkland Lake Gold Ltd. +	773,848

	Personal Care - 1.6%
991	Ulta Beauty, Inc. *	343,768

	Restaurants - 2.4%
4,425	Darden Restaurants, Inc.	538,655

	Retail - Discount - 1.8%
4,656	Ollie's Bargain Outlet Holdings, Inc. *	405,584

	Semiconductors - 1.5%
2,960	Mellanox Technologies Ltd. * +	327,583

	Service Companies - 4.1%
13,824	Booz Allen Hamilton Holding Corp.	915,287

	Shipping - 1.5%
4,270	Kirby Corp. *	337,330

	Telecommunication Equipment - 1.6%
26,320	Viavi Solutions, Inc. *	349,793

	TOTAL COMMON STOCKS (Cost $16,548,607)	21,437,122

	SHORT-TERM INVESTMENTS - 3.9%
868,164	Invesco STIT Treasury Portfolio - Institutional Class, 2.22% #	868,164
	TOTAL SHORT-TERM INVESTMENTS (Cost $868,164)	868,164
	Total Investments in Securities (Cost $17,416,771) - 100.7%	22,305,286
	Liabilities in Excess of Other Assets - (0.7)%	(162,817)
	NET ASSETS - 100.0%	$22,142,469

*	Non-income producing security.
+	U.S. traded security of a foreign issuer.
#	Rate shown is the 7-day annualized yield as of June 30, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Chase Funds
Notes to Schedule of Investments
June 30, 2019 (Unaudited)

Note 1 – Securities Valuation

The Chase Funds’ (the “Fund” or “Funds”) investments in securities are carried at their fair value. Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from the Funds’ administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of June 30, 2019:

Chase Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,131,155	$-	$-	$2,131,155
Consumer Discretionary	12,122,628	-	-	12,122,628
Consumer Staples	1,993,105	-	-	1,993,105
Financials	4,600,075	-	-	4,600,075
Health Care	7,959,096	-	-	7,959,096
Industrials	11,848,813	-	-	11,848,813
Materials	3,804,660	-	-	3,804,660
Technology	24,913,219	-	-	24,913,219
Total Common Stocks	69,372,751	-	-	69,372,751
Short-Term Investments	2,379,713	-	-	2,379,713
Total Investments in Securities	$71,752,464	$-	$-	$71,752,464

Chase Mid-Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$3,590,939	$-	$-	$3,590,939
Consumer Staples	387,288	-	-	387,288
Financials	4,151,886	-	-	4,151,886
Health Care	1,432,300	-	-	1,432,300
Industrials	4,567,067	-	-	4,567,067
Materials	1,557,201	-	-	1,557,201
Technology	5,750,441	-	-	5,750,441
Total Common Stocks	21,437,122	-	-	21,437,122
Short-Term Investments	868,164	-	-	868,164
Total Investments in Securities	$22,305,286	$-	$-	$22,305,286

Refer to the Funds’ schedule of investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at June 30, 2019, the end of the reporting period.  During the period ended June 30, 2019, the Funds recognized no transfers between levels.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Jeffrey T. Rauman
  Jeffrey T. Rauman, President/Chief Executive
  Officer/Principal Executive Officer

Date  8/27/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jeffrey T. Rauman
  Jeffrey T. Rauman, President/Chief Executive
  Officer/Principal Executive Officer

Date  8/27/19

By (Signature and Title)* /s/ Cheryl L. King
 Cheryl L. King, Vice President/Treasurer/Principal
 Financial Officer

Date  8/26/19

* Print the name and title of each signing officer under his or her signature.